TAXES ON INCOME (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2011	Jul. 31, 2014
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate Reconciliation, Deductions, Dividends	25.00%
Effective Income Tax Rate, Continuing Operations		25.00%
Effective Income Tax Rate On Dividends Distributed To Individuals And Foreign Residents	15.00%
Israeli Resident Corporations [Member]
Income Tax Expenses Benefit [Line Items]
Withholding Tax Rate	0.00%
Israeli Resident Individuals [Member]
Income Tax Expenses Benefit [Line Items]
Withholding Tax Rate	15.00%
Non Israeli Residents [Member]
Income Tax Expenses Benefit [Line Items]
Withholding Tax Rate	15.00%
Subsidiaries [Member]
Income Tax Expenses Benefit [Line Items]
Tax Credit Carryforward, Amount	6,900,000
MIND Software Limited [Member]
Income Tax Expenses Benefit [Line Items]
Proceeds from Sale of Productive Assets			$ 3,880,000
January 1, 2014 [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate On Dividends Distributed To Individuals And Foreign Residents	20.00%
January 1, 2014 and thereafter [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations	26.50%
Legislation Amendment 2011 [Member] | Year 2012 and There After [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations	25.00%
Development Region [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations	9.00%
Other Areas Within Israel [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations	16.00%
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations	22.00%